Basis of measurement - Income tax (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Income Tax
Applicable tax rate	34.00%
Amount of unrecognized tax losses or tax credits	R$ 0
Companies under the deemed income system
Income Tax
Percentage of surcharge applied to social contribution	900.00%
Percentage of gross revenue	3200.00%
Companies under the taxable income system
Income Tax
Percentage of surcharge applied to income tax taxable income in excess of R$ 240	1000.00%
Applicable tax rate	1500.00%
Percentage of surcharge applied to social contribution	900.00%
Maximum taxable income tax loss carry forward and negative basis of social contribution (in percent)	3000.00%